Revenue - Schedule of Deduction on Revenue (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Taxes on revenues		R$ 8,740	R$ 8,488	R$ 10,464
Charges to the consumer		4,344	4,198	3,215
Deductions from revenue		13,084	12,686	13,679
ICMS - State VAT [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	[1]	5,043	4,892	6,993
Cofins [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues		3,032	2,948	2,842
Pis and pasep tax [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues		658	643	618
Other Taxes [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues		7	5	11
Global Reversion Reserve (RGR) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		12	14	15
Energy Efficiency Program (PEE) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		74	69	74
Energy Development Account (CDE) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		3,949	4,057	2,658
Research and Development [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		37	35	34
National Scientific and Technological Development Fund (FNDCT) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		53	49	55
Energy System Expansion Research (EPE of MME) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		27	25	27
Customer charges - Proinfa alternative sources program [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		63	77	66
Energy services inspection fee [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		37	33	35
Royalties for use of water resources [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		53	54	37
Customer charges - the 'Flag Tariff' system [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer			(252)	162
Cde On R And D [Member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		16	15	21
Cde On Eep [Member]
IfrsStatementLineItems [Line Items]
Charges to the consumer		R$ 23	R$ 22	R$ 31

[1]	On June 23, 2022, Complementary Law 194 came into force with immediate effect, making changes to the National Tax Code (CTN) and to Complementary Law 87/96 (the ‘Kandir Law’) including: (i) classifying electricity, among other goods, as essential, (ii) prohibiting the setting of rates of ICMS tax for transactions with these goods at a level higher than those of transactions in general, and (iii) removing this tax from electricity transmission and distribution services, and from sector charges linked to electricity operations. In February 2023 judgment was given in Action for Unconstitutionality (Ação Direta de Inconstitucionalidade – ADI) No. 7195, which suspended the effects of Article 3, Sub-item X, of Complementary Law 87/96, as amended by Complementary Law 194/2022, which had excluded transmission and distribution services, and sector charges related to electricity operations, from the calculation base for ICMS tax. Cemig has adjusted its procedures due to this decision.